Other Assets And Liabilities, Current and Noncurrent	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Other Assets	OTHER ASSETS AND LIABILITIES, CURRENT AND NONCURRENT
Other current assets consisted of the following amounts:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018
Value-added tax receivable	$78,526	$62,475
Income tax receivable	69,284	60,139
Prepaid expenses	110,768	90,962
Other	60,756	63,460
Total	$319,334	$277,036
Other assets consisted of the following amounts:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018
Operating lease right-of-use assets	$287,870	$—
Finance lease right-of-use assets	4,792	—
Deferred income taxes	125,552	89,000
Overfunded pension plans	85,657	75,158
Cash surrender value of life insurance contracts	47,578	43,179
Other(a)	56,967	81,336
Total	$608,416	$288,673
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(a)	Includes land usage rights in China and long term deposits.
Other current liabilities consisted of the following amounts:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018
Accrued payrolls and bonuses	$102,704	$121,080
Rebates and incentives payable	49,938	44,175
Value-added tax payable	20,729	23,253
Interest payable	32,417	36,823
Current pension and other postretirement benefit obligation	11,972	11,528
Accrued insurance (including workers’ compensation)	9,960	9,447
Earn outs payable	12,961	29,974
Restructuring and other charges	21,085	5,200
Short term operating lease obligation	37,744	—
Short term financing lease obligation	1,931	—
Accrued income taxes	42,141	24,356
Other	233,240	224,672
Total	$576,822	$530,508